Income Taxes, Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income taxes receivable	$ 74,791	$ 41,397
Federal
Income Tax Disclosure [Abstract]
Income taxes receivable	73,525	39,656
State
Income Tax Disclosure [Abstract]
Income taxes receivable	$ 1,266	$ 1,741